General - Additional information (Detail) $ in Thousands, $ in Millions	Feb. 23, 2022 USD ($) shares	Aug. 03, 2020 HKD ($)
Disclosure of General Information About Financial Statements [Line Items]
Cash transferred | $		$ 23,259
AMTD IDEA Group [Member]
Disclosure of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired	82.70%
Cash transferred | $	$ 992.8
Percentage of increase of voting equity interest acquired	97.10%
AMTD IDEA Group [Member] | Common Class A [Member]
Disclosure of General Information About Financial Statements [Line Items]
Number of instruments or interests issued or issuable | shares	67,200,330
AMTD IDEA Group [Member] | Common Class B [Member]
Disclosure of General Information About Financial Statements [Line Items]
Number of instruments or interests issued or issuable | shares	51,253,702